                        SUPPLEMENT DATED JANUARY 1, 2001
                                       to

                          PROSPECTUS DATED MAY 1, 2000
                                      for

    Last Survivor Flexible Premium Variable Universal Life Insurance Policy
                          MONY Life Insurance Company
                            MONY Variable Account L

Effective January 1, 2001 this Supplement updates certain information contained in your Prospectus. Please read it and keep it with your prospectus for future reference.

     1. THE DESCRIPTION OF THE MANAGED PORTFOLIO ON PAGE 19 IS AMENDED TO READ AS FOLLOWS:

--------------------------------------------------------------------------------------------
PORTFOLIO AND INVESTMENT
  SUB-ADVISER                  INVESTMENT ADVISER FEE          SUB-INVESTMENT ADVISER FEE
--------------------------------------------------------------------------------------------
 MANAGED PORTFOLIO              Annual rate of 0.80% of the     Wellington Management
 Wellington Management          first $400 million, 0.75% of    Company's fee for the assets
 Company, LLP and Sanford C.    the next $400 million and       of the portfolio it manages
 Bernstein & Co., LLC           0.70% in excess of $800         is an annual rate of 0.40%
                                million of the average daily    up to $500 million, 0.35% of
                                net assets                      the next $500 million, 0.30%
                                                                of the next $1 billion and
                                                                0.25% in excess of $2
                                                                billion of the portfolio's
                                                                average daily net assets.
                                                                Sanford C. Bernstein & Co.'s
                                                                fee for the assets of the
                                                                portfolio it manages is an
                                                                annual rate of 0.40% up to
                                                                $10 million, 0.30% from $10
                                                                million to $50 million,
                                                                0.20% from $50 million to
                                                                $100 million, and 0.10% in
                                                                excess of $100 million of
                                                                the portfolio's average
                                                                daily net assets.
--------------------------------------------------------------------------------------------

Form No. 14431 SL (Supp 1/01/01)                      Registration No. 333-71677

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


                                                              PAGE
                                                              ----
With respect to MONY Variable Account L:
  Statement of Assets and Liabilities as of September 30,
     2000 (unaudited).......................................   F-2
  Statement of Changes in Net Assets for the periods ended
     September 30, 2000 (unaudited).........................   F-4
  Statement of Operations for the periods ended September
     30, 2000 (unaudited)...................................   F-6
  Notes to Financial Statements (unaudited).................   F-8

With respect to MONY Life Insurance Company:
  Unaudited interim condensed consolidated balance sheets as of September 30, 2000 and December 31, 1999............  F-11
  Unaudited interim condensed consolidated statements of
     income and comprehensive income for the three-month
     periods ended September 30, 2000 and 1999..............  F-12
  Unaudited interim condensed consolidated statements of
     income and comprehensive income for the nine-month
     periods ended September 30, 2000 and 1999..............  F-13
  Unaudited interim condensed consolidated statement of
     changes in shareholders' equity for the nine-month
     period ended September 30, 2000........................  F-14
  Unaudited interim condensed consolidated statements of
     cash flows for the nine-month periods ended September
     30, 2000 and 1999......................................  F-15
  Notes to unaudited interim condensed consolidated
     financial statements...................................  F-16

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF ASSETS AND LIABILITIES

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                                    MONY CUSTOM ESTATE MASTER
                                  ----------------------------------------------------------------------------------------------
                                  MONY SERIES FUND, INC.                       ENTERPRISE ACCUMULATION TRUST
                                  -----------------------   --------------------------------------------------------------------
                                    MONEY      LONG TERM                 SMALL COMPANY                INTERNATIONAL
                                    MARKET        BOND        EQUITY         VALUE        MANAGED        GROWTH         GROWTH
                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                  ----------   ----------   ----------   -------------   ----------   -------------   ----------
             ASSETS
Shares held in respective
  Funds.........................    60,801          337          269            417            83           775          4,412
                                   =======       ======      =======        =======        ======        ======        =======
Investments at cost.............   $60,801       $4,205      $11,270        $13,354        $2,658        $6,255        $27,778
                                   =======       ======      =======        =======        ======        ======        =======
Investments in respective Funds,
  at net asset value............   $60,801       $4,212      $ 9,214        $10,904        $1,972        $5,509        $25,416
Amount due from MONY............         0            0            0              0             0             0              0
Amount due from respective
  Funds.........................         0            0           74             74             0             0              0
                                   -------       ------      -------        -------        ------        ------        -------
        Total assets............    60,801        4,212        9,288         10,978         1,972         5,509         25,416
                                   -------       ------      -------        -------        ------        ------        -------
          LIABILITIES
Amount due to MONY..............        51            2           77             77             1             4             25
Amount due to respective
  Funds.........................         0            0            0              0             0             0              0
                                   -------       ------      -------        -------        ------        ------        -------
        Total liabilities.......        51            2           77             77             1             4             25
                                   -------       ------      -------        -------        ------        ------        -------
Net assets......................   $60,750       $4,210      $ 9,211        $10,901        $1,971        $5,505        $25,391
                                   =======       ======      =======        =======        ======        ======        =======
Net assets consist of:
  Contractholders' net
    payments....................   $59,040       $4,204      $ 9,007        $11,316        $1,993        $5,770        $27,553
  Undistributed net investment
    income (loss)...............     1,710           (2)       2,224          2,045           679           526            219
  Accumulated net realized gain
    (loss) on investments.......         0            1           36            (10)          (15)          (45)           (19)
  Net unrealized appreciation
    (depreciation) of
    investments.................         0            7       (2,056)        (2,450)         (686)         (746)        (2,362)
                                   -------       ------      -------        -------        ------        ------        -------
Net assets......................   $60,750       $4,210      $ 9,211        $10,901        $1,971        $5,505        $25,391
                                   =======       ======      =======        =======        ======        ======        =======
Number of units outstanding*....     5,864          421          748          1,085           200           637          2,736
                                   -------       ------      -------        -------        ------        ------        -------
Net asset value per unit
  outstanding*..................   $ 10.36       $10.00      $ 12.31        $ 10.05        $ 9.86        $ 8.64        $  9.28
                                   =======       ======      =======        =======        ======        ======        =======

                                                  MONY CUSTOM ESTATE MASTER
                                  ---------------------------------------------------------
                                                ENTERPRISE ACCUMULATION TRUST
                                  ---------------------------------------------------------
                                  SMALL COMPANY     EQUITY         EQUITY           HIGH
                                     GROWTH         INCOME     GROWTH & INCOME     YIELD
                                   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                  -------------   ----------   ---------------   ----------
             ASSETS
Shares held in respective
  Funds.........................        793          1,437          1,371             879
                                     ======         ======         ======          ======
Investments at cost.............     $6,735         $7,722         $8,693          $4,262
                                     ======         ======         ======          ======
Investments in respective Funds,
  at net asset value............     $7,457         $7,805         $8,695          $4,201
Amount due from MONY............          0              0              0               0
Amount due from respective
  Funds.........................          0              0              0               0
                                     ------         ------         ------          ------
        Total assets............      7,457          7,805          8,695           4,201
                                     ------         ------         ------          ------
          LIABILITIES
Amount due to MONY..............          7              4              7               2
Amount due to respective
  Funds.........................          0              0              0               0
                                     ------         ------         ------          ------
        Total liabilities.......          7              4              7               2
                                     ------         ------         ------          ------
Net assets......................     $7,450         $7,801         $8,688          $4,199
                                     ======         ======         ======          ======
Net assets consist of:
  Contractholders' net
    payments....................     $6,666         $7,676         $8,661          $4,204
  Undistributed net investment
    income (loss)...............         43             30             15              56
  Accumulated net realized gain
    (loss) on investments.......         19             12             10               0
  Net unrealized appreciation
    (depreciation) of
    investments.................        722             83              2             (61)
                                     ------         ------         ------          ------
Net assets......................     $7,450         $7,801         $8,688          $4,199
                                     ======         ======         ======          ======
Number of units outstanding*....        670            748            858             420
                                     ------         ------         ------          ------
Net asset value per unit
  outstanding*..................     $11.12         $10.43         $10.13          $10.00
                                     ======         ======         ======          ======

---------------

* Units outstanding have been rounded for presentation purposes.
                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                         SEPTEMBER 30, 2000 (UNAUDITED)

                                                                      MONY CUSTOM ESTATE MASTER
                                   ------------------------------------------------------------------------------------------------
                                    ENTERPRISE ACCUMULATION
                                             TRUST              FIDELITY VARIABLE INSURANCE DREYFUS FUND      JANUS ASPEN SERIES
                                   -------------------------   ------------------------------------------   -----------------------
                                                                                              VIP III
                                     CAPITAL      MULTI-CAP        VIP         VIP II          GROWTH       AGGRESSIVE
                                   APPRECIATION     GROWTH       GROWTH      CONTRAFUND    OPPORTUNITIES      GROWTH      BALANCED
                                    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
                                   ------------   ----------   -----------   -----------   --------------   ----------   ----------
             ASSETS
Shares held in respective
  Funds..........................      1,280         1,242          135            437             78            281           78
                                     =======       =======       ======        =======         ======        =======       ======
Investments at cost..............    $10,260       $16,455       $6,907        $11,051         $1,669        $15,557       $2,087
                                     =======       =======       ======        =======         ======        =======       ======
Investments in respective Funds,
  at net asset value.............    $10,100       $16,171       $6,674        $11,066         $1,545        $14,845       $1,962
Amount due from MONY.............          0             0            0              0              0              0            0
Amount due from respective
  Funds..........................          0             0            0             74              0              0            0
                                     -------       -------       ------        -------         ------        -------       ------
        Total assets.............     10,100        16,171        6,674         11,140          1,545         14,845        1,962
                                     -------       -------       ------        -------         ------        -------       ------
           LIABILITIES
Amount due to MONY...............          9            13            6             78              1             13            2
Amount due to respective Funds...          0             0            0              0              0              0            0
                                     -------       -------       ------        -------         ------        -------       ------
        Total liabilities........          9            13            6             78              1             13            2
                                     -------       -------       ------        -------         ------        -------       ------
Net assets.......................    $10,091       $16,158       $6,668        $11,062         $1,544        $14,832       $1,960
                                     =======       =======       ======        =======         ======        =======       ======
Net assets consist of:
  Contractholders' net
    payments.....................    $ 9,775       $16,520       $6,754        $11,050         $1,576        $14,760       $1,921
  Undistributed net investment
    income (loss)................        484            (9)         152             (4)           104            920          166
  Accumulated net realized gain
    (loss) on investments........         (8)          (69)          (5)             1            (12)          (136)          (2)
  Net unrealized appreciation
    (depreciation) of
    investments..................       (160)         (284)        (233)            15           (124)          (712)        (125)
                                     -------       -------       ------        -------         ------        -------       ------
Net assets.......................    $10,091       $16,158       $6,668        $11,062         $1,544        $14,832       $1,960
                                     =======       =======       ======        =======         ======        =======       ======
Number of units outstanding*.....        999         1,804          630          1,100            158          1,667          190
                                     -------       -------       ------        -------         ------        -------       ------
Net asset value per unit
  outstanding*...................    $ 10.10       $  8.96       $10.58        $ 10.06         $ 9.77        $  8.90       $10.32
                                     =======       =======       ======        =======         ======        =======       ======

                                                MONY CUSTOM ESTATE MASTER
                                   ----------------------------------------------------

                                      JANUS ASPEN SERIES
                                   -------------------------                  DREYFUS
                                                                DREYFUS      SOCIALLY
                                     CAPITAL      WORLDWIDE      STOCK      RESPONSIBLE
                                   APPRECIATION     GROWTH       INDEX        GROWTH
                                    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                   ------------   ----------   ----------   -----------
             ASSETS
Shares held in respective
  Funds..........................        403           436          521          169
                                     =======       =======      =======       ======
Investments at cost..............    $12,890       $20,200      $19,961       $6,946
                                     =======       =======      =======       ======
Investments in respective Funds,
  at net asset value.............    $13,144       $18,529      $19,580       $6,734
Amount due from MONY.............          0             0            0            0
Amount due from respective
  Funds..........................          0            74            0           74
                                     -------       -------      -------       ------
        Total assets.............     13,144        18,603       19,580        6,808
                                     -------       -------      -------       ------
           LIABILITIES
Amount due to MONY...............         11            86           18           75
Amount due to respective Funds...          0             0            0            0
                                     -------       -------      -------       ------
        Total liabilities........         11            86           18           75
                                     -------       -------      -------       ------
Net assets.......................    $13,133       $18,517      $19,562       $6,733
                                     =======       =======      =======       ======
Net assets consist of:
  Contractholders' net
    payments.....................    $12,896       $19,372      $19,862       $6,948
  Undistributed net investment
    income (loss)................         50           818           50           (1)
  Accumulated net realized gain
    (loss) on investments........        (67)           (2)          31           (2)
  Net unrealized appreciation
    (depreciation) of
    investments..................        254        (1,671)        (381)        (212)
                                     -------       -------      -------       ------
Net assets.......................    $13,133       $18,517      $19,562       $6,733
                                     =======       =======      =======       ======
Number of units outstanding*.....      1,463         1,863        1,923          695
                                     -------       -------      -------       ------
Net asset value per unit
  outstanding*...................    $  8.98       $  9.94      $ 10.17       $ 9.69
                                     =======       =======      =======       ======

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                    MONY CUSTOM ESTATE MASTER
                                        ----------------------------------------------------------------------------------
                                            MONY SERIES FUND, INC.                 ENTERPRISE ACCUMULATION TRUST
                                        -------------------------------   ------------------------------------------------
                                                                                               SMALL
                                            MONEY          LONG TERM                          COMPANY
                                            MARKET            BOND            EQUITY           VALUE           MANAGED
                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT      SUBACCOUNT*       SUBACCOUNT
                                        --------------   --------------   --------------   --------------   --------------
                                        FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                         FEBRUARY 11,      AUGUST 8,        JANUARY 4,       APRIL 10,        APRIL 10,
                                            2000**           2000**           2000**          2000***           2000**
                                           THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
                                        SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                             2000             2000             2000             2000             2000
                                         (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
                                        --------------   --------------   --------------   --------------   --------------
From operations:
  Net investment income (loss)........     $ 1,710           $   (2)         $ 2,224          $ 2,045           $  679
  Net realized gain (loss) on
    investments.......................           0                1               36              (10)             (15)
  Net change in unrealized
    appreciation (depreciation) of
    investments.......................           0                7           (2,056)          (2,450)            (686)
                                           -------           ------          -------          -------           ------
Net increase (decrease) in net assets
  resulting from operations...........       1,710                6              204             (415)             (22)
                                           -------           ------          -------          -------           ------
From unit transactions:
  Net proceeds from the issuance of
    units.............................      62,533            4,416            9,330           11,621            2,139
  Net asset value of units redeemed or
    used to meet contract
    obligations.......................      (3,493)            (212)            (323)            (305)            (146)
                                           -------           ------          -------          -------           ------
Net increase from unit transactions...      59,040            4,204            9,007           11,316            1,993
                                           -------           ------          -------          -------           ------
Net increase in net assets............      60,750            4,210            9,211           10,901            1,971
Net assets beginning of period........           0                0                0                0                0
                                           -------           ------          -------          -------           ------
Net assets end of period*.............     $60,750           $4,210          $ 9,211          $10,901           $1,971
                                           =======           ======          =======          =======           ======
Unit transactions:
  Units outstanding beginning of
    period............................           0                0                0                0                0
  Units issued during the period......       6,207              442              775            1,115              215
  Units redeemed during the period....        (343)             (21)             (27)             (30)             (15)
                                           -------           ------          -------          -------           ------
Units outstanding end of period.......       5,864              421              748            1,085              200
                                           =======           ======          =======          =======           ======
---------------
 * Includes undistributed net
   investment income (loss) of:            $ 1,710           $   (2)         $ 2,224          $ 2,045           $  679
                                           =======           ======          =======          =======           ======
** Commencement of operations

                                                                    MONY CUSTOM ESTATE MASTER
                                        ----------------------------------------------------------------------------------
                                                                  ENTERPRISE ACCUMULATION TRUST
                                        ----------------------------------------------------------------------------------
                                                                              SMALL                             EQUITY
                                        INTERNATIONAL                        COMPANY           EQUITY          GROWTH &
                                            GROWTH           GROWTH           GROWTH           INCOME           INCOME
                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                        --------------   --------------   --------------   --------------   --------------
                                        FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                          JANUARY 4,       JANUARY 4,       JANUARY 4,       APRIL 10,         MAY 30,
                                            2000**           2000**           2000**           2000**           2000**
                                           THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
                                        SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                             2000             2000             2000             2000             2000
                                         (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
                                        --------------   --------------   --------------   --------------   --------------
From operations:
  Net investment income (loss)........      $  526          $   219           $   43           $   30           $   15
  Net realized gain (loss) on
    investments.......................         (45)             (19)              19               12               10
  Net change in unrealized
    appreciation (depreciation) of
    investments.......................        (746)          (2,362)             722               83                2
                                            ------          -------           ------           ------           ------
Net increase (decrease) in net assets
  resulting from operations...........        (265)          (2,162)             784              125               27
                                            ------          -------           ------           ------           ------
From unit transactions:
  Net proceeds from the issuance of
    units.............................       6,204           29,108            7,085            8,147            9,117
  Net asset value of units redeemed or
    used to meet contract
    obligations.......................        (434)          (1,555)            (419)            (471)            (456)
                                            ------          -------           ------           ------           ------
Net increase from unit transactions...       5,770           27,553            6,666            7,676            8,661
                                            ------          -------           ------           ------           ------
Net increase in net assets............       5,505           25,391            7,450            7,801            8,688
Net assets beginning of period........           0                0                0                0                0
                                            ------          -------           ------           ------           ------
Net assets end of period*.............      $5,505          $25,391           $7,450           $7,801           $8,688
                                            ======          =======           ======           ======           ======
Unit transactions:
  Units outstanding beginning of
    period............................           0                0                0                0                0
  Units issued during the period......         685            2,893              710              794              903
  Units redeemed during the period....         (48)            (157)             (40)             (46)             (45)
                                            ------          -------           ------           ------           ------
Units outstanding end of period.......         637            2,736              670              748              858
                                            ======          =======           ======           ======           ======
---------------
 * Includes undistributed net
   investment income (loss) of:             $  526          $   219           $   43           $   30           $   15
                                            ======          =======           ======           ======           ======
** Commencement of operations

                                        MONY CUSTOM ESTATE MASTER
                                        --------------
                                        ENTERPRISE ACCUMULATION TRUST
                                        --------------

                                             HIGH
                                            YIELD
                                          SUBACCOUNT
                                        --------------
                                        FOR THE PERIOD
                                          AUGUST 8,
                                            2000**
                                           THROUGH
                                        SEPTEMBER 30,
                                             2000
                                         (UNAUDITED)
                                        --------------
From operations:
  Net investment income (loss)........      $   56
  Net realized gain (loss) on
    investments.......................           0
  Net change in unrealized
    appreciation (depreciation) of
    investments.......................         (61)
                                            ------
Net increase (decrease) in net assets
  resulting from operations...........          (5)
                                            ------
From unit transactions:
  Net proceeds from the issuance of
    units.............................       4,416
  Net asset value of units redeemed or
    used to meet contract
    obligations.......................        (212)
                                            ------
Net increase from unit transactions...       4,204
                                            ------
Net increase in net assets............       4,199
Net assets beginning of period........           0
                                            ------
Net assets end of period*.............      $4,199
                                            ======
Unit transactions:
  Units outstanding beginning of
    period............................           0
  Units issued during the period......         441
  Units redeemed during the period....         (21)
                                            ------
Units outstanding end of period.......         420
                                            ======
---------------
 * Includes undistributed net
   investment income (loss) of:             $   56
                                            ======
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    MONY CUSTOM ESTATE MASTER
                                        ----------------------------------------------------------------------------------
                                            ENTERPRISE ACCUMULATION
                                                     TRUST                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND
                                        -------------------------------   ------------------------------------------------

                                                                                                               VIP III
                                           CAPITAL         MULTI-CAP           VIP             VIP II           GROWTH
                                         APPRECIATION        GROWTH           GROWTH         CONTRAFUND     OPPORTUNITIES
                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                        --------------   --------------   --------------   --------------   -------------
                                        FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                         JANUARY 14,      JANUARY 14,       JANUARY 4,        JULY 6,         JANUARY 4,
                                            2000**           2000**           2000**          2000***           2000**
                                           THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
                                        SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                             2000             2000             2000             2000             2000
                                         (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
                                        --------------   --------------   --------------   --------------   --------------
From operations:
  Net investment income (loss)........     $   484          $    (9)          $  152          $    (4)          $  104
  Net realized gain (loss) on
    investments.......................          (8)             (69)              (5)               1              (12)
  Net change in unrealized
    appreciation (depreciation) of
    investments.......................        (160)            (284)            (233)              15             (124)
                                           -------          -------           ------          -------           ------
Net increase (decrease) in net assets
  resulting from operations...........         316             (362)             (86)              12              (32)
                                           -------          -------           ------          -------           ------
From unit transactions:
  Net proceeds from the issuance of
    units.............................      10,418           17,345            7,149           11,261            1,790
  Net asset value of units redeemed or
    used to meet contract
    obligations.......................        (643)            (825)            (395)            (211)            (214)
                                           -------          -------           ------          -------           ------
Net increase from unit transactions...       9,775           16,520            6,754           11,050            1,576
                                           -------          -------           ------          -------           ------
Net increase in net assets............      10,091           16,158            6,668           11,062            1,544
Net assets beginning of period........           0                0                0                0                0
                                           -------          -------           ------          -------           ------
Net assets end of period*.............     $10,091          $16,158           $6,668          $11,062           $1,544
                                           =======          =======           ======          =======           ======
Unit transactions:
  Units outstanding beginning of
    period............................           0                0                0                0                0
  Units issued during the period......       1,064            1,893              666            1,121              179
  Units redeemed during the period....         (65)             (89)             (36)             (21)             (21)
                                           -------          -------           ------          -------           ------
Units outstanding end of period.......         999            1,804              630            1,100              158
                                           =======          =======           ======          =======           ======
---------------
 * Includes undistributed net
   investment income (loss) of:            $   484          $    (9)          $  152          $    (4)          $  104
                                           =======          =======           ======          =======           ======
** Commencement of operations

                                                            MONY CUSTOM ESTATE MASTER
                                        -----------------------------------------------------------------

                                                               JANUS ASPEN SERIES
                                        -----------------------------------------------------------------

                                          AGGRESSIVE                         CAPITAL         WORLDWIDE
                                            GROWTH          BALANCED       APPRECIATION        GROWTH
                                          SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                        --------------   --------------   --------------   --------------
                                        FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                           APRIL 7,        JANUARY 4,        APRIL 7,        JANUARY 4,
                                            2000**           2000**           2000**           2000**
                                           THROUGH          THROUGH          THROUGH          THROUGH
                                        SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                             2000             2000             2000             2000
                                         (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
                                        --------------   --------------   --------------   --------------
From operations:
  Net investment income (loss)........     $   920           $  166          $    50          $   818
  Net realized gain (loss) on
    investments.......................        (136)              (2)             (67)              (2)
  Net change in unrealized
    appreciation (depreciation) of
    investments.......................        (712)            (125)             254           (1,671)
                                           -------           ------          -------          -------
Net increase (decrease) in net assets
  resulting from operations...........          72               39              237             (855)
                                           -------           ------          -------          -------
From unit transactions:
  Net proceeds from the issuance of
    units.............................      15,471            2,174           13,472           20,100
  Net asset value of units redeemed or
    used to meet contract
    obligations.......................        (711)            (253)            (576)            (728)
                                           -------           ------          -------          -------
Net increase from unit transactions...      14,760            1,921           12,896           19,372
                                           -------           ------          -------          -------
Net increase in net assets............      14,832            1,960           13,133           18,517
Net assets beginning of period........           0                0                0                0
                                           -------           ------          -------          -------
Net assets end of period*.............     $14,832           $1,960          $13,133          $18,517
                                           =======           ======          =======          =======
Unit transactions:
  Units outstanding beginning of
    period............................           0                0                0                0
  Units issued during the period......       1,745              214            1,527            1,932
  Units redeemed during the period....         (78)             (24)             (64)             (69)
                                           -------           ------          -------          -------
Units outstanding end of period.......       1,667              190            1,463            1,863
                                           =======           ======          =======          =======
---------------
 * Includes undistributed net
   investment income (loss) of:            $   920           $  166          $    50          $   818
                                           =======           ======          =======          =======
** Commencement of operations

                                           MONY CUSTOM ESTATE MASTER
                                        -------------------------------

                                                    DREYFUS
                                        -------------------------------
                                                            SOCIALLY
                                                          RESPONSIBLE
                                         STOCK INDEX      GROWTH FUND,
                                             FUND             INC.
                                          SUBACCOUNT       SUBACCOUNT
                                        --------------   --------------
                                        FOR THE PERIOD   FOR THE PERIOD
                                            MAY 3,       SEPTEMBER 13,
                                            2000**           2000**
                                           THROUGH          THROUGH
                                        SEPTEMBER 30,    SEPTEMBER 30,
                                             2000             2000
                                         (UNAUDITED)      (UNAUDITED)
                                        --------------   --------------
From operations:
  Net investment income (loss)........     $    50           $   (1)
  Net realized gain (loss) on
    investments.......................          31               (2)
  Net change in unrealized
    appreciation (depreciation) of
    investments.......................        (381)            (212)
                                           -------           ------
Net increase (decrease) in net assets
  resulting from operations...........        (300)            (215)
                                           -------           ------
From unit transactions:
  Net proceeds from the issuance of
    units.............................      20,742            7,022
  Net asset value of units redeemed or
    used to meet contract
    obligations.......................        (880)             (74)
                                           -------           ------
Net increase from unit transactions...      19,862            6,948
                                           -------           ------
Net increase in net assets............      19,562            6,733
Net assets beginning of period........           0                0
                                           -------           ------
Net assets end of period*.............     $19,562           $6,733
                                           =======           ======
Unit transactions:
  Units outstanding beginning of
    period............................           0                0
  Units issued during the period......       2,007              702
  Units redeemed during the period....         (84)              (7)
                                           -------           ------
Units outstanding end of period.......       1,923              695
                                           =======           ======
---------------
 * Includes undistributed net
   investment income (loss) of:            $    50           $   (1)
                                           =======           ======
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                            STATEMENTS OF OPERATIONS

                                                               MONY CUSTOM ESTATE MASTER
                                   ----------------------------------------------------------------------------------
                                       MONY SERIES FUND, INC.                 ENTERPRISE ACCUMULATION TRUST
                                   -------------------------------   ------------------------------------------------
                                                                                          SMALL
                                       MONEY          LONG TERM                          COMPANY
                                       MARKET            BOND            EQUITY           VALUE           MANAGED
                                     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                   --------------   --------------   --------------   --------------   --------------
                                   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                    FEBRUARY 11,      AUGUST 8,        JANUARY 4,       APRIL 10,        APRIL 10,
                                       2000**           2000**           2000**           2000**           2000**
                                      THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
                                   SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                        2000             2000             2000             2000             2000
                                    (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
                                   --------------   --------------   --------------   --------------   --------------
Dividend Income..................      $1,817             $0            $    60          $    16           $  41
Distribution from capital gain...           0              0              2,170            2,034             639
Mortality and expense risk
  charges........................        (107)            (2)                (6)              (5)             (1)
                                       ------             --            -------          -------           -----
Net investment income (loss).....       1,710             (2)             2,224            2,045             679
                                       ------             --            -------          -------           -----
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments..................           0              1                 36              (10)            (15)
  Net change in unrealized
    appreciation (depreciation)
    of investments...............           0              7             (2,056)          (2,450)           (686)
                                       ------             --            -------          -------           -----
Net realized and unrealized gain
  (loss) on investments..........           0              8             (2,020)          (2,460)           (701)
                                       ------             --            -------          -------           -----
Net increase (decrease) in net
  assets resulting from
  operations.....................      $1,710             $6            $   204          $  (415)          $ (22)
                                       ======             ==            =======          =======           =====

                                              MONY CUSTOM ESTATE MASTER
                                   ------------------------------------------------
                                            ENTERPRISE ACCUMULATION TRUST
                                   ------------------------------------------------
                                                                         SMALL
                                   INTERNATIONAL                        COMPANY
                                       GROWTH           GROWTH           GROWTH
                                     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                   --------------   --------------   --------------
                                   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                     JANUARY 4,       JANUARY 4,      JANUARY 14,
                                       2000**           2000**           2000**
                                      THROUGH          THROUGH          THROUGH
                                   SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                        2000             2000             2000
                                    (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
                                   --------------   --------------   --------------
Dividend Income..................      $  11           $    26            $  0
Distribution from capital gain...        522               224              52
Mortality and expense risk
  charges........................         (7)              (31)             (9)
                                       -----           -------            ----
Net investment income (loss).....        526               219              43
                                       -----           -------            ----
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments..................        (45)              (19)             19
  Net change in unrealized
    appreciation (depreciation)
    of investments...............       (746)           (2,362)            722
                                       -----           -------            ----
Net realized and unrealized gain
  (loss) on investments..........       (791)           (2,381)            741
                                       -----           -------            ----
Net increase (decrease) in net
  assets resulting from
  operations.....................      $(265)          $(2,162)           $784
                                       =====           =======            ====

                                              MONY CUSTOM ESTATE MASTER
                                   ------------------------------------------------
                                            ENTERPRISE ACCUMULATION TRUST
                                   ------------------------------------------------
                                                        EQUITY
                                       EQUITY          GROWTH &           HIGH
                                       INCOME           INCOME           YIELD
                                     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                   --------------   --------------   --------------
                                   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                     APRIL 10,         MAY 30,         AUGUST 8,
                                       2000**           2000**           2000**
                                      THROUGH          THROUGH          THROUGH
                                   SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                        2000             2000             2000
                                    (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
                                   --------------   --------------   --------------
Dividend Income..................       $ 35             $23              $58
Distribution from capital gain...          0               0                0
Mortality and expense risk
  charges........................         (5)             (8)              (2)
                                        ----             ---              ---
Net investment income (loss).....         30              15               56
                                        ----             ---              ---
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments..................         12              10                0
  Net change in unrealized
    appreciation (depreciation)
    of investments...............         83               2              (61)
                                        ----             ---              ---
Net realized and unrealized gain
  (loss) on investments..........         95              12              (61)
                                        ----             ---              ---
Net increase (decrease) in net
  assets resulting from
  operations.....................       $125             $27              $(5)
                                        ====             ===              ===

---------------
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                               MONY CUSTOM ESTATE MASTER
                                   ----------------------------------------------------------------------------------
                                       ENTERPRISE ACCUMULATION
                                                TRUST                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND
                                   -------------------------------   ------------------------------------------------

                                                                                                          VIP III
                                      CAPITAL         MULTI-CAP           VIP             VIP II           GROWTH
                                    APPRECIATION        GROWTH           GROWTH         CONTRAFUND     OPPORTUNITIES
                                     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                   --------------   --------------   --------------   --------------   --------------
                                   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                    JANUARY 14,      JANUARY 14,       JANUARY 4,        JULY 6,         JANUARY 4,
                                       2000**           2000**           2000**           2000**           2000**
                                      THROUGH          THROUGH          THROUGH          THROUGH          THROUGH
                                   SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                        2000             2000             2000             2000             2000
                                    (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
                                   --------------   --------------   --------------   --------------   --------------
Dividend income..................      $   0            $   0            $ 160             $ 0             $ 107
Distribution from capital gain...        496                8                0               0                 0
Mortality and expense risk
  charges........................        (12)             (17)              (8)             (4)               (3)
                                       -----            -----            -----             ---             -----
Net investment income (loss).....        484               (9)             152              (4)              104
                                       -----            -----            -----             ---             -----
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments..................         (8)             (69)              (5)              1               (12)
  Net change in unrealized
    appreciation (depreciation)
    of investments...............       (160)            (284)            (233)             15              (124)
                                       -----            -----            -----             ---             -----
Net realized and unrealized gain
  (loss) on investments..........       (168)            (353)            (238)             16              (136)
                                       -----            -----            -----             ---             -----
Net increase (decrease) in net
  assets resulting from
  operations.....................      $ 316            $(362)           $ (86)            $12             $ (32)
                                       =====            =====            =====             ===             =====

                                                       MONY CUSTOM ESTATE MASTER
                                   -----------------------------------------------------------------

                                                          JANUS ASPEN SERIES
                                   -----------------------------------------------------------------

                                     AGGRESSIVE                         CAPITAL         WORLDWIDE
                                       GROWTH          BALANCED       APPRECIATION        GROWTH
                                     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                   --------------   --------------   --------------   --------------
                                   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                      APRIL 7,        JANUARY 4,        APRIL 7,        JANUARY 4,
                                       2000**           2000**           2000**           2000**
                                      THROUGH          THROUGH          THROUGH          THROUGH
                                   SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                        2000             2000             2000             2000
                                    (UNAUDITED)      (UNAUDITED)      (UNAUDITED)      (UNAUDITED)
                                   --------------   --------------   --------------   --------------
Dividend income..................      $ 935            $ 169             $ 62           $   833
Distribution from capital gain...          0                0                0                 0
Mortality and expense risk
  charges........................        (15)              (3)             (12)              (15)
                                       -----            -----             ----           -------
Net investment income (loss).....        920              166               50               818
                                       -----            -----             ----           -------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments..................       (136)              (2)             (67)               (2)
  Net change in unrealized
    appreciation (depreciation)
    of investments...............       (712)            (125)             254            (1,671)
                                       -----            -----             ----           -------
Net realized and unrealized gain
  (loss) on investments..........       (848)            (127)             187            (1,673)
                                       -----            -----             ----           -------
Net increase (decrease) in net
  assets resulting from
  operations.....................      $  72            $  39             $237           $  (855)
                                       =====            =====             ====           =======

                                      MONY CUSTOM ESTATE MASTER
                                   -------------------------------

                                               DREYFUS
                                   -------------------------------
                                                       SOCIALLY
                                                     RESPONSIBLE
                                    STOCK INDEX      GROWTH FUND,
                                        FUND             INC.
                                     SUBACCOUNT       SUBACCOUNT
                                   --------------   --------------
                                   FOR THE PERIOD   FOR THE PERIOD
                                       MAY 3,       SEPTEMBER 13,
                                      2000 **           2000**
                                      THROUGH          THROUGH
                                   SEPTEMBER 30,    SEPTEMBER 30,
                                        2000             2000
                                    (UNAUDITED)      (UNAUDITED)
                                   --------------   --------------
Dividend income..................      $  69            $   0
Distribution from capital gain...          0                0
Mortality and expense risk
  charges........................        (19)              (1)
                                       -----            -----
Net investment income (loss).....         50               (1)
                                       -----            -----
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
    investments..................         31               (2)
  Net change in unrealized
    appreciation (depreciation)
    of investments...............       (381)            (212)
                                       -----            -----
Net realized and unrealized gain
  (loss) on investments..........       (350)            (214)
                                       -----            -----
Net increase (decrease) in net
  assets resulting from
  operations.....................      $(300)           $(215)
                                       =====            =====

---------------
** Commencement of operations

                       See notes to financial statements.

                                      MONY

                               VARIABLE ACCOUNT L

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

     MONY Variable Account L (the "Variable Account") is a separate investment account established on November 28, 1990 by MONY Life Insurance Company ("MONY"), under the laws of the State of New York.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master). These policies are issued by MONY. For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

     There are twenty-five MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). Twenty-two subaccounts of the MONY Custom Estate Master commenced operations as of September 30,2000 The Funds are registered under the 1940 Act as an open end, diversified, management investment companies The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investment:

     The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income is recorded on ex-dividend date. Dividend income includes distributions of investment income and capital gains received from the respective portfolios of the Funds. Dividend income received is reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                      MONY

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

3. RELATED PARTY TRANSACTIONS

     MONY is the legal owner of the assets held by the Variable Account.

     Policy premiums received from MONY by the Variable Account represent gross policy premiums recorded by MONY less deductions retained as compensation for certain sales distribution expenses and premium taxes.

     The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY . A surrender charge may be imposed by MONY when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Estate Master Subaccounts for the nine months ended September 30, 2000 aggregated $13,535.

     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and proceeds from shares redeemed by each subaccount during the nine months ended September 30, 2000 were as follows:

                                                              COST OF        PROCEEDS FROM
         MONY CUSTOM ESTATE MASTER SUBACCOUNTS            SHARES ACQUIRED   SHARES REDEEMED
         -------------------------------------            ---------------   ---------------
MONY Series Fund, Inc.
Money Market Portfolio..................................      $63,381           $4,397
Long Term Portfolio.....................................        4,416              212
Enterprise Accumulation Trust
Equity Portfolio........................................        9,330              326
Small Company Value Portfolio...........................       11,620              306
Managed Portfolio.......................................        2,139              146
International Growth Portfolio..........................        6,204              438
Growth Portfolio........................................       29,108            1,562
Small Company Growth Portfolio..........................        7,085              421
Equity Income Portfolio.................................        8,147              471
Capital Appreciation Portfolio..........................       10,417              646
Multi-Cap Growth Portfolio..............................       17,344              828
Growth & Income Portfolio...............................        9,117              457
High Yield Portfolio....................................        4,416              212
Balanced Portfolio......................................        2,358            2,334
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio....................................        7,149              397
VIP II Contrafund Portfolio.............................       11,261              211
VIP III Growth Opportunities Portfolio..................        1,790              215

                                      MONY

                               VARIABLE ACCOUNT L

             NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                                                              COST OF        PROCEEDS FROM
         MONY CUSTOM ESTATE MASTER SUBACCOUNTS            SHARES ACQUIRED   SHARES REDEEMED
         -------------------------------------            ---------------   ---------------
Janus Aspen Series
Aggressive Growth Portfolio.............................      $15,471           $  713
Balanced Portfolio......................................        2,174              254
Capital Appreciation Portfolio..........................       13,472              577
Worldwide Growth Portfolio..............................       20,099              731
Dreyfus
Stock Index Portfolio...................................       20,742              881
Socially Responsible Portfolio..........................        7,022               74

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

            UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS
                 AS OF SEPTEMBER 30, 2000 AND DECEMBER 31, 1999

                                                              SEPTEMBER 30,   DECEMBER 31,
                                                                  2000            1999
                                                              -------------   ------------
                                                                    ($ IN MILLIONS)
ASSETS
Investments:
  Fixed maturity securities available for sale, at fair
     value..................................................    $ 3,083.5      $ 3,066.7
  Equity securities available for sale, at fair value.......        537.5          519.8
  Mortgage loans on real estate.............................      1,119.3        1,270.4
  Policy loans..............................................         78.7           69.1
  Real estate to be disposed of.............................        235.7          300.9
  Real estate held for investment...........................         46.6           46.2
  Other invested assets.....................................         90.0           37.9
                                                                ---------      ---------
                                                                  5,191.3        5,311.0
                                                                =========      =========
Cash and cash equivalents...................................        278.5          232.6
Accrued investment income...................................         76.8           74.6
Amounts due from reinsurers.................................        485.2          488.0
Deferred policy acquisition costs...........................        636.4          558.3
Other assets................................................        529.9          348.3
Assets transferred in Group Pension Transaction (Note 4)....      4,980.8        5,109.8
Separate account assets.....................................      6,103.0        6,398.3
Closed Block assets (Note 6)................................      6,218.2        6,182.1
                                                                ---------      ---------
     Total assets...........................................    $24,500.1      $24,703.0
                                                                =========      =========
LIABILITIES AND SHAREHOLDERS' EQUITY
Future policy benefits......................................    $   972.7      $   954.3
Policyholders' account balances.............................      1,908.7        1,942.9
Other policyholders' liabilities............................        117.0          120.4
Amounts due to reinsurers...................................         87.4           83.8
Accounts payable and other liabilities......................        574.0          580.9
Short-term debt.............................................         52.8           53.4
Long-term debt..............................................        217.0          245.4
Current federal income taxes payable........................        130.7          147.4
Deferred federal income taxes...............................         52.1          (16.9)
Liabilities transferred in Group Pension Transaction (Note
  4)........................................................      4,968.7        5,099.1
Separate account liabilities................................      6,100.6        6,396.2
Closed Block liabilities (Note 6)...........................      7,310.3        7,303.3
                                                                ---------      ---------
     Total liabilities......................................    $22,492.0      $22,910.2
                                                                =========      =========
Commitments and contingencies (Note 5)
Common stock, $1.0 par value; 2.5 million shares authorized
  and outstanding...........................................    $     2.5      $     2.5
Capital in excess of par....................................      1,628.6        1,563.6
Retained earnings...........................................        397.5          256.1
Accumulated other comprehensive (loss)......................        (20.5)         (29.4)
                                                                ---------      ---------
     Total shareholders' equity.............................      2,008.1        1,792.8
                                                                ---------      ---------
     Total liabilities and shareholders' equity.............    $24,500.1      $24,703.0
                                                                =========      =========

  See accompanying notes to unaudited interim condensed consolidated financial statements.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

         UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
         FOR THE THREE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                                2000         1999
                                                              ---------    ---------
                                                              ($ IN MILLIONS, EXCEPT
                                                                SHARE DATA AND PER
                                                                  SHARE AMOUNTS)
REVENUES:
Premiums....................................................   $ 26.5       $ 20.8
Universal life and investment-type product policy fees......     51.2         47.8
Net investment income.......................................    130.8        123.9
Net realized (losses)/gains on investments..................     20.3         22.5
Group Pension Profits (Note 4)..............................     10.8         21.5
Other income................................................     51.7         47.2
Contribution from the Closed Block (Note 6).................     10.7          9.5
                                                               ------       ------
                                                                302.0        293.2
                                                               ------       ------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................     46.0         34.9
Interest credited to policyholders' account balances........     26.7         26.4
Amortization of deferred policy acquisition costs...........     16.0         21.9
Dividends to policyholders..................................      0.6          0.7
Other operating costs and expenses..........................    111.5        164.8
                                                               ------       ------
                                                                200.8        248.7
                                                               ------       ------
Income before income taxes and extraordinary item...........    101.2         44.5
Income tax expense..........................................     33.6         15.3
                                                               ------       ------
Income before extraordinary item............................     67.6         29.2
Extraordinary loss, net of tax..............................      1.0          1.9
                                                               ------       ------
Net income..................................................     66.6         27.3
Other comprehensive loss, net...............................     34.7        (28.5)
                                                               ------       ------
Comprehensive income/(loss).................................   $101.3       $ (1.2)
                                                               ======       ======

  See accompanying notes to unaudited interim condensed consolidated financial statements

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

         UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME
                            AND COMPREHENSIVE INCOME
          FOR THE NINE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                                 2000           1999
                                                              -----------    ----------
                                                               ($ IN MILLIONS, EXCEPT
                                                              SHARE DATA AND PER SHARE
                                                                      AMOUNTS)
REVENUES:
Premiums....................................................   $   84.4       $  65.0
Universal life and investment-type product policy fees......      157.0         145.7
Net investment income.......................................      514.1         320.7
Net realized gains on investments...........................       36.9          93.1
Group Pension Profits (Note 4)..............................       29.0          47.8
Other income................................................      172.3         138.9
Contribution from the Closed Block (Note 6).................       32.1          31.4
                                                               --------       -------
                                                                1,025.8         842.6
                                                               --------       -------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................      126.9         108.3
Interest credited to policyholders' account balances........       76.6          80.7
Amortization of deferred policy acquisition costs...........       58.8          54.1
Dividends to policyholders..................................        1.8           1.4
Other operating costs and expenses..........................      376.3         391.3
                                                               --------       -------
                                                                  640.4         635.8
                                                               --------       -------
Income before income taxes and extraordinary item...........      385.4         206.8
Income tax expense..........................................      131.3          70.7
                                                               --------       -------
Income before extraordinary item............................      254.1         136.1
                                                               --------       -------
Extraordinary loss, net of tax..............................       37.7           1.9
                                                               --------       -------
Net income..................................................      216.4         134.2
                                                               --------       -------
Other comprehensive loss, net...............................        8.9        (140.7)
                                                               --------       -------
Comprehensive income/(loss).................................   $  225.3       $  (6.5)
                                                               ========       =======

  See accompanying notes to unaudited interim condensed consolidated financial statements

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

               UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT
                       OF CHANGES IN SHAREHOLDERS' EQUITY
                   NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2000

                                                                            ACCUMULATED
                                                     CAPITAL                   OTHER           TOTAL
                                           COMMON   IN EXCESS   RETAINED   COMPREHENSIVE   SHAREHOLDERS'
                                           STOCK     OF PAR     EARNINGS      INCOME          EQUITY
                                           ------   ---------   --------   -------------   -------------
                                                                  ($ IN MILLIONS)
BALANCE, DECEMBER 31, 1999...............   $2.5    $1,563.6     $256.1       $(29.4)        $ 1,792.8
Capital Contribution.....................               65.0                                      65.0
Dividends Payable........................                         (75.0)                         (75.0)
Comprehensive income.....................
     Net income..........................                         216.4                          216.4
     Other comprehensive income(1).......                                        8.9               8.9
                                                                                             ---------
Comprehensive income.....................                                                        225.3
                                            ----    --------     ------       ------         ---------
BALANCE, SEPTEMBER 30, 2000..............   $2.5    $1,628.6     $397.5       $(20.5)        $2,0080.1
                                            ====    ========     ======       ======         =========

---------------
(1) Represents unrealized losses on investments, net of unrealized gains, reclassification adjustments, and taxes.

  See accompanying notes to unaudited interim condensed consolidated financial statements.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

       UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
              NINE-MONTH PERIODS ENDED SEPTEMBER 30, 2000 AND 1999

                                                                2000        1999
                                                              ---------   ---------
                                                                 ($ IN MILLIONS)
NET CASH (USED IN)/PROVIDED BY OPERATING ACTIVITIES.........  $  (100.1)  $    39.3
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayment of:
  Fixed maturities securities...............................      449.6       472.5
  Equity securities.........................................      318.2       168.2
  Mortgage loans on real estate.............................      353.3       101.3
  Real estate...............................................      102.8       257.6
  Other invested assets.....................................        1.6         4.6
Acquisitions of investments:
  Fixed maturities securities...............................     (458.3)     (631.8)
  Equity securities.........................................      (98.2)     (105.9)
  Mortgage loans on real estate.............................     (175.2)     (337.8)
  Real estate...............................................      (36.3)      (29.2)
  Other invested assets.....................................      (37.9)       (4.7)
  Policy loans, net.........................................       (9.6)      (28.2)
  Other, net................................................     (150.0)       16.0
Property, plant and equipment, net..........................      (28.9)      (14.7)
                                                              ---------   ---------
Net cash provided by/(used in) investing activities.........  $   231.1   $  (132.1)
                                                              ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of debt............................................      215.0          --
Repayments of debt..........................................     (284.3)      (29.2)
Receipts from annuity and universal life policies credited
  to policyholder account balances..........................    1,854.7     1,293.0
Return of policyholder's account balances on annuity and
  universal life policies...................................   (1,860.5)   (1,288.4)
Capital Contribution........................................       65.0          --
Dividends paid to shareholders..............................      (75.0)
                                                              ---------   ---------
Net cash (used in) financing activities.....................      (85.1)      (24.6)
                                                              ---------   ---------
Net (decrease)/increase in cash and cash equivalents........       45.9      (117.4)
Cash and cash equivalents, beginning of period..............      232.6       270.2
                                                              ---------   ---------
Cash and cash equivalents, end of period....................  $   278.5   $   152.8
                                                              =========   =========

  See accompanying notes to unaudited interim condensed consolidated financial statements.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                       CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

     On November 16, 1998, pursuant to its Plan of Reorganization (the "Plan") which was approved by the New York Superintendent of Insurance on the same day (the "Plan Effective Date"), The Mutual Life Insurance Company of New York ("MONY") converted from a mutual life insurance company to a stock life insurance company (the "Demutualization") and became a wholly owned subsidiary of The MONY Group Inc., (the "MONY Group" or the "Holding Company"), a Delaware corporation organized on June 24, 1997 for the purpose of becoming the parent holding company of MONY. The MONY Group has no other operations or subsidiaries. In connection with the Plan, MONY established a closed block to fund the guaranteed benefits and dividends of certain participating insurance policies, and eligible policyholders received cash, policy credits, or shares of common stock of the MONY Group in exchange for their membership interests in MONY. Also, on November 16, 1998, the MONY Group consummated an initial public offering (the "Offerings") of approximately 12.9 million shares of its common stock and MONY changed its name to MONY Life Insurance Company (MONY Life Insurance Company and its subsidiaries are hereafter referred to as "MONY Life" or the "Company"). The shares of common stock issued in the Offerings are in addition to approximately 34.3 million shares of common stock of the MONY Group distributed to the aforementioned policyholders. The Plan and the Offerings are hereafter collectively referred to as the "Transaction". During 1999, the Company increased the number of its common shares authorized and outstanding from 2.0 million to 2.5 million in order to comply with regulatory requirements.

     MONY Life is primarily engaged in the business of providing a wide range of life insurance, annuity, and investment products and services to higher income individuals, particularly family builders, pre-retirees, and small business owners (see Note 3). The Company distributes its products primarily through its career agency sales force and various complementary distribution channels. These include sales of mutual funds sold by Enterprise Capital Management through third-party broker dealers, sales of protection products sold by the Company's U.S. Financial Life Insurance Company ("USFL") subsidiary through brokerage general agencies, sales of corporate-owned life insurance ("COLI") products by the Company's corporate marketing team and sales of a variety of financial products and services through the Company's Trusted Securities Advisors Corp. subsidiary. The Company primarily sells its products in all 50 of the United States, the District of Columbia, the U.S. Virgin Islands, Guam and the Commonwealth of Puerto Rico.

2. BASIS OF PRESENTATION:

     The accompanying unaudited interim condensed consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In the opinion of management these statements include all normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows of the Company for the periods presented. These statements should be read in conjunction with the consolidated financial statements of the Company for the year ended December 31, 1999. The results of operations for the three-month and nine-month periods ended September 30, 2000 are not necessarily indicative of the results to be expected for the full year. Certain reclassifications have been made in the amounts presented for the comparative prior periods to conform those periods to the current presentation.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

3. SEGMENT INFORMATION:

     The Company's business activities consist of the following: protection product operations, accumulation product operations, mutual fund operations, securities broker-dealer operations, insurance brokerage operations, and certain insurance lines of business no longer written by the Company (the "run-off businesses"). These business activities represent the Company's operating segments. Except as discussed below, these segments are managed separately because they either provide different products or services, are subject to different regulation, require different strategies, or have different technology requirements.

     Management considers the Company's mutual fund operations to be an integral part of the products offered by the Company's accumulation products segment. The Company's mutual fund operation, which is conducted through its Enterprise Capital Management subsidiary, offers proprietary mutual funds directly to retail customers as well as proprietary and non-proprietary mutual funds through products marketed by the accumulation products segment. Accordingly, for management purposes (including performance assessment and making decisions regarding the allocation of resources) the Company aggregates its mutual fund operations with its accumulation products segment.

     Of the aforementioned segments, only the protection products segment and the accumulation products segment qualify as reportable segments in accordance with FASB Statement No. 131. All of the Company's other segments are combined and reported in an other products segment.

     Products comprising the protection products segment primarily include a wide range of insurance products, including; whole life, term life, universal life, variable universal life, corporate-owned life insurance, last survivor variable universal life, group universal life and special-risk products. In addition, included in the protection products segment are: (i) the assets and liabilities transferred pursuant to the Group Pension Transaction, as well as the Group Pension Profits (see Note 4) and (ii) the Closed Block assets and liabilities, as well as the Contribution from the Closed Block (see Note 6). The Protection Products segment also includes the in-force business from last survivor universal life and last survivor whole life products. In its Accumulation Products segment, the Company primarily offers flexible premium variable annuities and proprietary retail mutual funds. The Accumulation Products segment also includes the in-force business from single premium deferred annuities and immediate annuities. The Company's other products segment primarily consists of the securities broker-dealer operation, the insurance brokerage operation, and the run-off businesses. The securities broker-dealer operation markets the Company's proprietary investment products and, in addition, provides customers of the Company's protection and accumulation products access to other non-proprietary investment products (including stocks, bonds, limited partnership interests, tax-exempt unit investment trusts and other investment securities). The insurance brokerage operation provides the Company's field agency force with access to life, annuity, small group health and specialty insurance products written by other carriers to meet the insurance and investment needs of its customers. The run-off businesses primarily consist of group life and health business, as well as group pension business that was not included in the Group Pension Transaction (see Note 4).

     Set forth in the table below is certain financial information with respect to the Company's operating segments as of September 30, 2000 and December 31, 1999 and for the three-month and nine-month periods ended September 30, 2000 and 1999, as well as amounts not allocated to the segments. The Company evaluates the performance of each operating segment based on profit or loss from operations before income taxes and certain nonrecurring items (e.g. items of an unusual or infrequent nature). In addition, all segment revenues are from external customers.

     Assets have been allocated to the segments in amounts sufficient to support the associated liabilities of each segment. In addition, capital is allocated to each segment in amounts sufficient to maintain a

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

targeted regulatory risk-based capital ("RBC") level for each segment. Allocations of net investment income and net realized gains on investments were based on the amount of assets allocated to each segment. Other costs and operating expenses were allocated to each of the segments based on: (i) a review of the nature of such costs, (ii) time studies analyzing the amount of employee compensation costs incurred by each segment, and (iii) cost estimates included in the Company's product pricing. Substantially all non-cash transactions and impaired real estate (including real estate acquired in satisfaction of debt) are included in the protection products segment.

     Amounts reported as "reconciling amounts" in the table below represent amounts not allocated to segments and primarily relate to certain expenses relating to the Company's employee benefit plans.

     Except for various allocations discussed below, the accounting policies of the segments are the same as those described in the preparation of the Unaudited Interim Condensed Consolidated Financial Statements. The Company evaluates the performance of each operating segment based on profit or loss from operations before income taxes and nonrecurring items (e.g. items of an unusual or infrequent nature). The Company does not allocate certain nonrecurring items to the segments. In addition, all segment revenues are from external customers.

                     SEGMENT SUMMARY FINANCIAL INFORMATION

                                                   FOR THE THREE-MONTH    FOR THE NINE-MONTH
                                                      PERIODS ENDED         PERIODS ENDED
                                                      SEPTEMBER 30,         SEPTEMBER 30,
                                                   --------------------   ------------------
                                                     2000        1999      2000       1999
                                                   --------    --------   -------    -------
                                                                ($ IN MILLIONS)
PREMIUMS:
Protection Products(1)...........................   $ 24.3      $ 19.0    $ 77.6     $ 58.3
Accumulation Products............................      0.0        (0.2)      0.4        0.6
Other Products...................................      2.2         2.0       6.4        6.1
                                                    ------      ------    ------     ------
                                                    $ 26.5      $ 20.8    $ 84.4     $ 65.0
                                                    ======      ======    ======     ======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
Protection Products..............................   $ 33.8      $ 29.9    $102.3     $ 91.5
Accumulation Products............................     17.3        17.8      53.8       53.8
Other Products...................................      0.1         0.1       0.9        0.4
                                                    ------      ------    ------     ------
                                                    $ 51.2      $ 47.8    $157.0     $145.7
                                                    ======      ======    ======     ======
NET INVESTMENT INCOME AND NET REALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Protection Products(2)...........................   $ 96.1      $ 98.6    $367.7     $276.6
Accumulation Products............................     30.4        30.1     106.6       91.6
Other Products...................................     17.7        16.5      63.9       44.4
Reconciling amounts..............................      6.9         1.2      12.8        1.2
                                                    ------      ------    ------     ------
                                                    $151.1      $146.4    $551.0     $413.8
                                                    ======      ======    ======     ======
OTHER INCOME:
Protection Products(3)(9)........................   $ 25.7      $ 33.5    $ 77.1     $ 88.8
Accumulation Products............................     29.8        24.1      92.5       68.1
Other Products...................................     16.2        19.4      60.3       57.9
Reconciling amounts..............................      1.5         1.2       3.5        3.3
                                                    ------      ------    ------     ------
                                                    $ 73.2      $ 78.2    $233.4     $218.1
                                                    ======      ======    ======     ======

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                   FOR THE THREE-MONTH    FOR THE NINE-MONTH
                                                      PERIODS ENDED         PERIODS ENDED
                                                      SEPTEMBER 30,         SEPTEMBER 30,
                                                   --------------------   ------------------
                                                     2000        1999      2000       1999
                                                   --------    --------   -------    -------
                                                                ($ IN MILLIONS)
AMORTIZATION OF DEFERRED POLICY ACQUISITION
  COSTS:
Protection Products(13)..........................   $  9.2      $ 14.0    $ 37.4     $ 31.3
Accumulation Products............................      6.8         7.9      21.4       22.8
                                                    ------      ------    ------     ------
                                                    $ 16.0      $ 21.9    $ 58.8     $ 54.1
                                                    ======      ======    ======     ======
BENEFITS TO POLICYHOLDERS:(4)
Protection Products..............................   $ 46.6      $ 33.7    $124.9     $107.4
Accumulation Products............................     16.4        17.6      53.4       54.9
Other Products...................................      7.8         7.5      19.5       21.9
Reconciling amounts..............................      1.9         2.5       5.7        4.8
                                                    ------      ------    ------     ------
                                                    $ 72.7      $ 61.3    $203.5     $189.0
                                                    ======      ======    ======     ======
DIVIDENDS TO POLICYHOLDERS:
Protection Products..............................   $  0.0      $  0.1    $ (0.2)    $ (0.7)
Accumulation Products............................      0.4         0.4       1.2        1.3
Other Products...................................      0.2         0.2       0.8        0.8
                                                    ------      ------    ------     ------
                                                    $  0.6      $  0.7    $  1.8     $  1.4
                                                    ======      ======    ======     ======
OTHER OPERATING COSTS AND EXPENSES:
Protection Products..............................   $ 56.0      $ 59.2    $200.4     $190.0
Accumulation Products............................     26.2        24.7      87.1       75.9
Other Products...................................     24.7        22.0      78.3       66.5
Reconciling amounts..............................      4.6        58.9      10.5       58.9
                                                    ------      ------    ------     ------
                                                    $111.5      $164.8    $376.3     $391.3
                                                    ======      ======    ======     ======
INCOME BEFORE INCOME TAXES:
Protection Products..............................   $ 68.1      $ 74.0    $262.2     $187.2
Accumulation Products............................     27.7        21.2      90.2       59.2
Other Products...................................      3.5         8.3      32.9       19.6
Reconciling amounts..............................      1.9       (59.0)      0.1      (59.2)
                                                    ------      ------    ------     ------
                                                    $101.2      $ 44.5    $385.4     $206.8
                                                    ======      ======    ======     ======

                                                                  AS OF          AS OF
                                                              SEPTEMBER 30,   DECEMBER 31,
                                                                  2000            1999
                                                              -------------   ------------
ASSETS:(7)
Protection Products(5)(10)..................................    $16,505.2      $16,164.5
Accumulation Products.......................................      5,859.6        6,175.0
Other Products..............................................      1,090.8        1,187.6
Reconciling amounts.........................................      1,044.5        1,175.9
                                                                ---------      ---------
                                                                $24,500.1      $24,703.0
                                                                =========      =========
DEFERRED POLICY ACQUISITION COSTS:
Protection Products(11).....................................    $ 1,105.0      $ 1,094.9
Accumulation Products.......................................        151.1          153.3
                                                                ---------      ---------
                                                                $ 1,256.1      $ 1,248.2
                                                                =========      =========

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  AS OF          AS OF
                                                              SEPTEMBER 30,   DECEMBER 31,
                                                                  2000            1999
                                                              -------------   ------------
POLICYHOLDERS LIABILITIES:
Protection Products(6)(12)..................................    $10,261.8      $10,231.7
Accumulation Products.......................................      1,097.1        1,236.3
Other Products..............................................        392.2          418.9
Reconciling amounts.........................................         17.5           17.4
                                                                ---------      ---------
                                                                $11,768.6      $11,904.3
                                                                =========      =========
SEPARATE ACCOUNT LIABILITIES:(7)
Protection Products(8)......................................    $ 3,946.8      $ 3,843.5
Accumulation Products.......................................      4,313.3        4,548.9
Other Products..............................................        511.1          604.2
Reconciling amounts.........................................        786.2          832.3
                                                                ---------      ---------
                                                                $ 9,557.4      $ 9,828.9
                                                                =========      =========

---------------
 (1) Excludes $136.0 million and $144.2 million of individual life premiums in the Closed Block for the three-month periods ended September 30, 2000 and 1999, respectively, and $419.6 million and $448.6 million for the nine-month periods ended September 30, 2000 and 1999, respectively (see
     Note 6).

 (2) Excludes net investment income and net realized gains on investments in the Closed Block of $101.8 million and $96.7 million for the three-month periods ended September 30, 2000 and 1999, respectively, and $289.9 million and $288.6 million for the nine-month periods ended September 30, 2000 and 1999, respectively (see Note 6).

 (3) Includes Group Pension Profits of $10.8 million and $21.5 million for the three-month periods ended September 30, 2000 and 1999, respectively, and $29.0 million and $47.8 million for the nine-month period ended September 30, 2000 and 1999, respectively (see Note 4).

 (4) Includes interest credited to policyholders' account balances. Excludes $150.2 million and $147.6 million of benefits and interest credited to policyholders' account balances related to the Closed Block for the three-month periods ended September 30, 2000 and 1999, respectively, and $456.7 million and $466.0 million for the nine-month periods ended September 30, 2000 and 1999, respectively (see Note 6).

 (5) Includes assets transferred in the Group Pension Transaction of $4,980.8 million and $5,109.8 million as of September 30, 2000 and December 31, 1999, respectively (see Note 4).

 (6) Includes policyholder liabilities transferred in the Group Pension Transaction of $1,500.7 million and $1,645.7 million as of September 30, 2000 and December 31, 1999, respectively (see Note 4).

 (7) Each segment includes separate account assets in an amount equal to the corresponding liability reported.

 (8) Includes separate account liabilities transferred in the Group Pension Transaction of $3,456.9 million and $3,432.7 million as of September 30, 2000 and December 31, 1999 respectively (see Note 4).

 (9) Includes $10.7 million and $9.5 million relating to the Contribution from the Closed Block for the three-month periods ended September 30, 2000 and 1999, respectively and $32.1 million and $31.4 million for the nine-month periods ended September 30, 2000 and 1999, respectively (see Note 6).

(10) Includes Closed Block assets of $6,218.2 million and $6,182.1 million as of September 30, 2000 and December 31, 1999, respectively (see Note 6).

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

(11) Includes deferred policy acquisition costs allocated to the Closed Block of $619.7 million and $689.9 million as of September 30, 2000 and December 31, 1999, respectively (see Note 6).

(12) Includes Closed Block policyholders' liabilities of $7,269.5 million and $7,241.0 million as of September 30, 2000 and December 31, 1999, respectively (see Note 6).

(13) Excludes $14.7 million and $19.4 million of amortization of deferred policy acquisition costs related to the Closed Block for the three-month periods ended September 30, 2000 and 1999, respectively, and $46.6 million and $54.5 million for the nine-month periods ended September 30, 2000 and 1999, respectively (see Note 6).

     The following is a summary of premiums and universal life and investment-type product policy fees by product for the three-month and nine-month periods ended September 30, 2000 and 1999, respectively.

                                                          THREE-MONTH       NINE-MONTH
                                                         PERIODS ENDED     PERIODS ENDED
                                                         SEPTEMBER 30,     SEPTEMBER 30,
                                                        ---------------   ---------------
                                                         2000     1999     2000     1999
                                                        ------   ------   ------   ------
                                                        ($ IN MILLIONS)   ($ IN MILLIONS)
PREMIUMS:
Individual life(1)....................................  $24.1    $18.9    $ 77.2   $ 57.9
Group insurance.......................................    2.2      2.0       6.4      6.1
Disability income insurance...........................    0.2      0.1       0.4      0.4
Other.................................................     --     (0.2)      0.4      0.6
                                                        -----    -----    ------   ------
          Total.......................................  $26.5    $20.8    $ 84.4   $ 65.0
                                                        =====    =====    ======   ======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
Universal life........................................  $17.6    $17.7    $ 52.1   $ 54.4
Variable universal life...............................   12.4      9.2      38.5     25.8
Corporate sponsored variable universal life...........    1.2      0.9       3.4      3.0
Group universal life..................................    2.6      2.1       8.3      8.3
Individual variable annuities.........................   17.3     17.7      53.6     53.4
Individual fixed annuities............................    0.1      0.2       1.1      0.8
                                                        -----    -----    ------   ------
          Total.......................................  $51.2    $47.8    $157.0   $145.7
                                                        =====    =====    ======   ======

---------------
(1) Excludes revenues from individual life in the Closed Block of $136.0 million and $144.2 million for the three-month periods ended September 30, 2000 and 1999, respectively, and $419.6 million and $448.6 million for the nine-month periods ended September 30, 2000 and 1999, respectively.

4. THE GROUP PENSION TRANSACTION:

     On December 31, 1993 (the "Group Pension Transaction Date"), MONY entered into an agreement (the "Agreement") with AEGON USA, Inc. ("AEGON") under which the Company transferred a substantial portion of its group pension business (hereafter referred to as the "Group Pension Transaction"), to AEGON's wholly-owned subsidiary, AUSA Life Insurance Company, Inc. ("AUSA"). The Company also transferred to AUSA the corporate infrastructure supporting the group pension business, including data processing systems, facilities and regional offices. AUSA was newly formed by AEGON solely for the purpose of facilitating this transaction. In connection with the transaction, the Company and AEGON have entered into certain service agreements. These agreements, among other things, provide that the Company will continue to manage the transferred assets, and that AUSA will

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

continue to provide certain administrative services to the Company's remaining group pension contracts not included in the transfer.

     Pursuant to the Agreement, MONY agreed to make a $200 million capital investment in AEGON by purchasing $150 million face amount of Series A Notes and $50 million face amount of Series B Notes (hereinafter referred to as the "Notes"). The Series A Notes pay interest at 6.44 percent per annum and the Series B Notes pay interest at 6.24 percent per annum. Both the Series A Notes and the Series B Notes mature on December 31, 2002. MONY's investment in the Series A Notes was intended to provide AEGON with the funding necessary to capitalize AUSA.

     In accordance with GAAP, the transaction did not constitute a sale because MONY retained substantially all the risks and rewards associated with the deposits on contracts in force and transferred to AEGON on the Group Pension Transaction Date (the "Existing Deposits"). Accordingly, the Company continues to reflect the transferred assets and liabilities on its balance sheet under separate captions entitled "Assets transferred in Group Pension Transaction" and "Liabilities transferred in Group Pension Transaction". In addition, MONY reports in its GAAP earnings the profits from the Existing Deposits as discussed below.

     Pursuant to the Agreement, MONY receives from AUSA (i) payments on an annual basis through December 31, 2002 (the "Group Pension Payments") equal to all of the earnings from the Existing Deposits, (ii) a final payment (the "Final Value Payment") at December 31, 2002 based on the remaining fair value of the Existing Deposits, and (iii) a contingent payment (the "New Business Growth Payment") at December 31, 2002 based on new business growth subsequent to the Group Pension Transaction Date. However, the level of new business growth necessary for MONY to receive the New Business Growth Payment make it unlikely that MONY will ever receive any such payment.

     With respect to the Group Pension Payments, the annual results from the Existing Deposits are measured on a basis in accordance with the Agreement (such basis hereafter referred to as the "Earnings Formula") which is substantially the same as GAAP, except that: (i) asset impairments on fixed maturity securities are only recognized when such securities are designated with a National Association of Insurance Commissioners ("NAIC") rating of "6", and (ii) no impairment losses are recognized on mortgage loans until such loans are disposed of or at the time, and in the calculation, of the Final Value Payment.

     Earnings which emerge from the Existing Deposits pursuant to the application of the Earnings Formula are recorded in MONY's financial statements only after adjustments (primarily to recognize asset impairments in accordance with SFAS Nos. 114 and 115) to reflect such earnings on a basis entirely in accordance with GAAP (such earnings hereafter referred to as the "Group Pension Profits"). Losses which arise from the application of the Earnings Formula for any annual period will be reflected in MONY's results of operations (after adjustments to reflect such losses in accordance with GAAP) only up to the amount for which MONY is at risk (as described below), which at any time is equal to the then outstanding principal amount of the Series A Notes.

     Operating losses reported in any annual period pursuant to the Earnings Formula are carried forward to reduce any earnings in subsequent years reported pursuant to the Earnings Formula. Any resultant deficit remaining at December 31, 2002 will be deducted from the Final Value Payment and New Business Growth Payment, if any, due to MONY. If a deficit still remains, it will be applied (as provided for in the Agreement) as an offset against the principal payment due to MONY upon maturity of the Series A Notes.

     Management expects that Group Pension Profits will continue to decrease in the future consistent with the runoff of the Existing Deposits.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following tables set forth certain summarized financial information relating to the Group Pension Transaction as of the dates and for the periods indicated, including information regarding: (i) the general account assets transferred to support the Existing Deposits in the Group Pension Transaction (hereafter referred to as the "AEGON Portfolio"), (ii) the transferred separate account assets and liabilities and (iii) the components of revenue and expense comprising the Group Pension Profits:

                                                                  AS OF          AS OF
                                                              SEPTEMBER 30,   DECEMBER 31,
                                                                  2000            1999
                                                              -------------   ------------
                                                                    ($ IN MILLIONS)
ASSETS:
General Account Fixed Maturities: available for sale, at
  estimated fair value (amortized cost; $1,423.7 million and
  $1,532.4 million, respectively)...........................    $1,411.4        $1,510.0
  Mortgage loans on real estate.............................        54.7            98.5
  Real estate to be disposed of.............................          --            16.8
  Cash and cash equivalents.................................        35.2            25.3
  Accrued investment income.................................        22.6            26.5
                                                                --------        --------
     Total general account assets...........................     1,523.9         1,677.1
Separate account assets.....................................     3,456.9         3,432.7
                                                                --------        --------
     Total assets...........................................    $4,980.8        $5,109.8
                                                                ========        ========
LIABILITIES:
General Account(1)
  Policyholders' account balances...........................    $1,500.7        $1,645.7
  Other liabilities.........................................        11.1            20.7
                                                                --------        --------
     Total general account liabilities......................    $1,511.8        $1,666.4
                                                                --------        --------
Separate account liabilities(2).............................    $3,456.9        $3,432.7
                                                                --------        --------
     Total Liabilities......................................    $4,968.7        $5,099.1
                                                                ========        ========

---------------
(1) Includes general account liabilities transferred in connection with the Group Pension Transaction pursuant to indemnity reinsurance of $76.0 million and $88.9 million as of September 30, 2000 and December 31, 1999, respectively.

(2) Includes separate account liabilities transferred in connection with the Group Pension Transaction pursuant to indemnity reinsurance of $16.8 million and $20.3 million as of September 30, 2000 and December 31, 1999, respectively.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             FOR THE         FOR THE
                                                           THREE-MONTH     NINE-MONTH
                                                          PERIODS ENDED   PERIODS ENDED
                                                          SEPTEMBER 30,   SEPTEMBER 30,
                                                          -------------   -------------
                                                          2000    1999    2000    1999
                                                          -----   -----   -----   -----
                                                                 ($ IN MILLIONS)
REVENUES:
Product policy fees.....................................  $ 7.4   $ 5.4   $19.4   $17.5
Net investment income...................................   27.8    31.6    86.2    98.2
Net realized gains on investments.......................    1.0    11.5     1.6    15.8
                                                          -----   -----   -----   -----
     Total revenues.....................................   36.2    48.5   107.2   131.5
                                                          -----   -----   -----   -----
BENEFITS AND EXPENSES:
Interest Credited to policyholders' account balances....   21.7    22.4    64.9    67.9
Other operating costs and expenses......................    3.7     4.6    13.3    15.8
                                                          -----   -----   -----   -----
     Total benefits and expenses........................   25.4    27.0    78.2    83.7
                                                          -----   -----   -----   -----
  Group Pension Profits.................................  $10.8   $21.5   $29.0   $47.8
                                                          =====   =====   =====   =====

5. COMMITMENTS AND CONTINGENCIES:

     a.) Since late 1995 a number of purported class actions were commenced in various state and federal courts against the Company alleging that the Company engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (i.e., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting the Company from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts. The Company has answered the complaints in each action, (except for one being voluntarily held in abeyance), has denied any wrongdoing and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified one of those cases, the Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America, (now known as Defilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company) being the first of the aforementioned class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by the Company and sold on an alleged "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Company filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts, and/or are being voluntarily held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted the Company's motion for summary judgment and dismissed all claims filed in the Goshen case against the Company. On

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court has subsequently reaffirmed that, for purposes of the remaining New York General Business law claims, the class is now limited to New York purchases only, (and plaintiffs have appealed this aspect of the ruling), and has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. The Company intends to defend itself vigorously against the sole remaining claim.

     b.) On November 16, 1999, The MONY Group, Inc. and MONY Life Insurance Company were served with a complaint in an action entitled Calvin Chatlos, M.D., and Alvin H. Clement, On Behalf of Themselves And All Others Similarly Situated
v. The MONY Life Insurance Company, The MONY Group Inc., and Neil D. Levin, Superintendent, New York Department of Insurance, filed in the United States District Court for the Southern District of New York. The action purports to be brought as a class action on behalf of all individuals who had an ownership interest in one or more in-force life insurance policies issued by MONY Life Insurance Company as of November 16, 1998. The complaint alleges that (i) the New York Superintendent of Insurance, Neil D. Levin, violated Section 7312 of the New York Insurance Law by approving the plan of demutualization, which plaintiffs claim was not fair and adequate, primarily because it allegedly failed to provide for sufficient assets for the mechanism established under the plan to preserve reasonable dividend expectations of the closed block, and (ii) MONY Life violated Section 7312 by failing to develop and submit to the Superintendent a plan of demutualization that was fair and adequate. The plaintiffs seek equitable relief in the form of an order vacating and/or modifying the Superintendent's order approving the plan of demutualization and/or directing the Superintendent to order MONY Life to increase the assets in the closed block, as well as unspecified monetary damages, attorneys' fees and other relief.

     In early January 2000, MONY Life and the Superintendent wrote to the District Court seeking a pre-motion conference preliminary to the filing of a motion to dismiss the federal complaint on jurisdictional, federal abstention and timeliness grounds and for failure to state a claim. Following receipt of those letters, plaintiffs' counsel offered voluntarily to dismiss their complaint, and a stipulation and order to that effect was thereafter filed and approved by the court.

     On March 27, 2000, plaintiffs filed a new action in New York State Supreme Court bearing the same caption and naming the same defendants as the previously filed federal action. The state court complaint differs from the complaint previously filed in federal court in two primary respects. First, it no longer asserts a claim for damages against the Superintendent, nor does its prayer for relief seek entry of an order vacating or modifying the Superintendent's decision or requiring the Superintendent to direct MONY Life to place additional assets into the closed block. Rather, it seeks an accounting and an order from the Court directing MONY Life to transfer additional assets to the closed block.

     Second, the new complaint contains claims for breach of contract and fiduciary duty, as well as new allegations regarding the adequacy of the disclosures contained in the Policyholder Information Booklet distributed to policyholders soliciting their approval of the plan of demutualization (which plaintiffs claim violated both the Insurance Law and MONY Life's fiduciary duties).

     In order to challenge successfully the New York Superintendent's approval of the plan, plaintiffs would have to sustain the burden of showing that such approval was arbitrary and capricious or an abuse of discretion, made in violation of lawful procedures, affected by an error of law or not supported by substantial evidence. In addition, Section 7312 provides that MONY Life may ask the court to require the challenging party to give security for the reasonable expenses, including attorneys' fees, which may be incurred by MONY Life or the Superintendent or for which MONY Life may become liable, to which

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

security MONY Life shall have recourse in such amount as the court shall determine upon the termination of the action.

     MONY Life and the Superintendent have moved to dismiss the state court complaint in its entirety on a variety of grounds. That motion is fully briefed and awaiting decision by the court. MONY Life believes that there are substantial defenses to plaintiffs' claims and intends to defend itself vigorously.

     c.) In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings in connection with its businesses. The claimants in certain of these actions and proceedings seek damages of unspecified amounts.

     While the outcome of matters discussed in 5(a), 5(b) and 5(c) cannot be predicted with certainty, in the opinion of management, any additional liability beyond that recorded in the consolidated financial statements at September 30, 2000, resulting from the resolution of these matters will not have a material adverse effect on the Company's consolidated financial position or results of operations. There can be no assurance, however, that the present litigation will not have a material adverse effect on MONY Life.

     d.) Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the consolidated financial position and the results of operations of the Company.

     e.) The Company maintains a line of credit with domestic banks totaling $150.0 million with a scheduled renewal date in June 2001. Under this line of credit, the Company is required to maintain a certain statutory tangible net worth and debt to capitalization ratio. The Company has complied with all covenants relating thereto. The Company has not borrowed against these lines of credit since their inception.

     f.) At September 30, 2000, the Company had commitments to issue $10.5 million of fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such loans range from approximately 7.85% to 9.15%. In addition, the Company had commitments to issue $115.3 million of fixed rate and floating rate commercial mortgage loans with interest rates ranging from 7.75% to 9.30%. The Company had commitments outstanding to purchase private fixed and floating rate maturity securities as of September 30, 2000 of $145.8 million with interest rates from 7.61% to 10.75%. At September 30, 2000, the Company had commitments to contribute capital to its equity partnership investments of $119.5 million.

6. CLOSED BLOCK:

     In accordance with New York State Insurance Law, on November 16, 1998, the Company established a closed block (the "Closed Block") of certain participating insurance policies as defined in the Plan (the "Closed Block Business"). In conjunction therewith, the Company allocated assets to the Closed Block expected to produce cash flows which, together with anticipated revenues from the Closed Block Business, are reasonably expected to be sufficient to support the Closed Block Business, including but not limited to, provision for payment of claims and surrender benefits, certain expenses and taxes, and for continuation of current payable dividend scales in effect at the date of Demutualization, assuming the experience underlying such dividend scales continues, and for appropriate adjustments in such scales if the experience changes. The assets allocated to the Closed Block and the aforementioned revenues inure solely to the benefit of the owners of policies included in the Closed Block.

     The assets and liabilities allocated to the Closed Block were recorded in the Company's financial statements at their historical carrying values. The carrying values of the assets allocated to the Closed

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Block are less than the carrying value of the Closed Block liabilities at the Plan Effective Date. The excess of the Closed Block liabilities over the Closed Block assets at the Plan Effective Date represents the total estimated future post-tax contribution expected to emerge from the operation of the Closed Block, which will be recognized in the Company's income over the period the policies and the contracts in the Closed Block remain in force.

     To the extent that the actual cash flows, subsequent to the Plan Effective Date, from the assets allocated to the Closed Block and the Closed Block Business are, in the aggregate, more favorable than assumed in establishing the Closed Block, total dividends paid to the Closed Block policyholders in future years will be greater than the total dividends that would have been paid to such policyholders if the current payable dividend scales had been continued. Conversely, to the extent that the actual cash flows, subsequent to the Plan Effective Date, from the assets allocated to the Closed Block and the Closed Block Business are, in the aggregate, less favorable than assumed in establishing the Closed Block, total dividends paid to the Closed Block policyholders in future years will be less than the total dividends that would have been paid to such policyholders if the current payable dividend scales had been continued. Accordingly, the recognition of the aforementioned estimated future post-tax contribution expected to emerge from the operation of the Closed Block is not affected by the aggregate actual experience of the Closed Block assets and the Closed Block Business subsequent to the Plan Effective Date, except in the unlikely event that the Closed Block assets and the actual experience of the Closed Block Business subsequent to the Plan Effective Date are not sufficient to pay the guaranteed benefits on the Closed Block Policies, in which case the Company will be required to fund any such deficiency from its general account assets outside of the Closed Block.

     In addition, MONY Life has undertaken to reimburse the Closed Block from its general account assets outside the Closed Block for any reduction in principal payments due on the Series A Notes (which have been allocated to the Closed Block) pursuant to the terms thereof, as described in Note 4. Since the Closed Block has been funded to provide for the payment of guaranteed benefits and the continuation of current payable dividends on the policies included therein, it will not be necessary to use general funds to pay guaranteed benefits unless the Closed Block Business experiences very substantial ongoing adverse experience in investment, mortality, persistency or other experience factors. The Company regularly (at least quarterly) monitors the experience from the Closed Block and may make changes to the dividend scale, when appropriate, to ensure the profits are distributed to Closed Block policyholders in a fair and equitable manner. In addition, periodically the New York Insurance Department requires the filing of an independent auditor's report on the operations of the Closed Block.

     The results of the Closed Block are presented as a single line item in the Company's statements of income entitled, "Contribution from the Closed Block". Prior to the establishment of the Closed Block the results of the assets and policies comprising the Closed Block were reported in various line items in the Company's income statements, including: premiums, investment income, net realized gains and losses on investments, benefits, amortization of deferred policy acquisition costs, etc. In addition, all assets and liabilities allocated to the Closed Block are reported in the Company's balance sheet separately under the captions "Closed Block assets" and "Closed Block liabilities", respectively. Accordingly, certain line items in the Company's financial statements subsequent to the establishment of the Closed Block reflect material reductions in reported amounts, as compared to periods prior to the establishment of the Closed Block, while having no effect on net income.

     The pre-tax Contribution from the Closed Block includes only those revenues, benefit payments, dividends, premium taxes, state guaranty fund assessments, and investment expenses considered in funding the Closed Block. However, many expenses associated with operating the Closed Block and administering the policies included therein were excluded from and, accordingly, not funded in the Closed Block. These

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

expenses are reported in the Company's statement of operations, outside of the Contribution from the Closed Block, consistent with how they are funded. Such expenses are reported in the separate line items to which they apply based on the nature of such expenses. Federal income taxes applicable to the Closed Block, which are funded in the Closed Block, are reflected as a component of federal income tax expense in the Company's statement of operations. Since many expenses related to the Closed Block are funded outside the Closed Block, operating costs and expenses outside the Closed Block are disproportionate to the level of business outside the Closed Block.

     The following tables set forth certain summarized financial information relating to the Closed Block, as of and for the periods indicated:

                                                              SEPTEMBER 30,   DECEMBER 31,
                                                                  2000            1999
                                                              -------------   ------------
                                                                    ($ IN MILLIONS)
ASSETS:
Fixed Maturities:
  Available for sale, at estimated fair value (amortized
     cost; $3,524.2 and $3,589.6, respectively).............    $3,449.8        $3,479.5
  Mortgage loans on real restate............................       539.9           443.0
  Policy loans..............................................     1,181.3         1,199.1
  Real estate...............................................        24.0            22.1
  Cash and cash equivalents.................................       145.0           111.3
  Premiums receivable.......................................         8.8            14.2
  Deferred policy acquisition costs.........................       619.7           689.9
  Other assets..............................................       249.7           223.0
                                                                --------        --------
     Total Closed Block assets..............................    $6,218.2        $6,182.1
                                                                ========        ========
LIABILITIES:
  Future policy benefits....................................    $6,790.1        $6,781.5
  Policyholders' account balances...........................       292.4           294.6
  Other Policyholders' liabilities..........................       187.0           164.9
  Other liabilities.........................................        40.8            62.3
                                                                --------        --------
     Total Closed Block liabilities.........................    $7,310.3        $7,303.3
                                                                ========        ========

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                          FOR THE           FOR THE
                                                        THREE-MONTH       NINE-MONTHS
                                                       PERIODS ENDED     PERIODS ENDED
                                                       SEPTEMBER 30,     SEPTEMBER 30,
                                                      ---------------   ---------------
                                                       2000     1999     2000     1999
                                                      ------   ------   ------   ------
                                                               ($ IN MILLIONS)
REVENUES:
Premiums............................................  $136.0   $144.2   $419.6   $448.6
Net investment income...............................   101.8     96.7    289.9    288.6
Net realized gains (losses) on investments..........      --       --                --
Other income........................................     0.6      0.4      1.7      1.1
                                                      ------   ------   ------   ------
     Total revenues.................................   238.4    241.3    711.2    738.3
                                                      ------   ------   ------   ------
BENEFITS AND EXPENSES:
Benefits to policyholders...........................   148.0    145.5    450.2    459.5
Interest credited to policyholders' account
  balances..........................................     2.2      2.1      6.5      6.5
Amortization of deferred policy acquisition costs...    14.7     19.4     46.6     54.5
Dividends to policyholders..........................    60.4     63.4    169.1    179.8
Other operating costs and expenses..................     2.4      1.4      6.7      6.6
                                                      ------   ------   ------   ------
     Total benefits and expenses....................   227.7    231.8    679.1    706.9
                                                      ------   ------   ------   ------
Contribution from the Closed Block..................  $ 10.7   $  9.5   $ 32.1   $ 31.4
                                                      ======   ======   ======   ======

     For the three-month periods ended September 30, 2000 and 1999, there were $5.6 million and $0.0 million, respectively, in charges for other than temporary impairments on fixed maturity securities in the Closed Block. For the nine-month periods ended September 30, 2000 and 1999, there were $10.1 million and $0.0 million, respectively, in charges for other than temporary impairments on fixed maturity securities in the Closed Block. At September 30, 2000 and December 31, 1999, there were $5.5 million and $0.0 million, respectively, of fixed income securities that were non-income producing for the twelve months preceding such dates. At September 30, 2000 and December 31, 1999, there were no non-income producing mortgage loans for the twelve months preceding such dates in the Closed Block.

7. EXTRAORDINARY AND OTHER ITEMS:

     a) In January 2000, the New York Insurance Department approved, and MONY Life paid, a dividend to MONY Group in the amount of $75 million.

     b) On January 12, 2000, the Holding Company filed a registration statement on Form S-3 with the Securities and Exchange Commission (the "SEC") to register certain securities. This registration, known as a "Shelf Registration", provides MONY Group with the ability to offer various securities to the public, when it deems appropriate, to raise proceeds up to an amount not to exceed $1.0 billion in the aggregate for all issuances of securities thereunder. It is the intention of MONY Group to use this facility to raise proceeds for mergers and acquisitions and for other general corporate matters of MONY Group and its subsidiaries, as it considers necessary.

     c) On March 8, 2000, the Holding Company issued $300.0 million principal amount of senior notes (the "Senior Notes") pursuant to the aforementioned Shelf Registration. The Senior Notes mature on March 15, 2010 and bear interest at 8.35% per annum. The principal amount of the Senior Notes is payable at maturity and interest is payable semi-annually. The net proceeds to the Company from the issuance of the Senior Notes, after deducting underwriting commissions and other expenses (primarily legal and accounting fees), were approximately $296.6 million. Approximately $280.0 million of the net

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

proceeds from the issuance of the Senior Notes was used by the Holding Company to finance the repurchase, on March 8, 2000, by MONY Life of all of its outstanding $115.0 million face amount 9.5% coupon surplus notes, and $116.5 million face amount of its $125.0 million face amount 11.25% coupon surplus notes (hereafter referred to as the "9.5% Notes" and "11.25% Notes", respectively), which were outstanding at December 31, 1999. The balance of the net proceeds from the issuance of the Senior Notes was retained by the Holding Company for general corporate purposes. In the third quarter of 2000, the Company repurchased another $6.5 million face amount of the 11.25% Notes.

     To finance MONY Life's repurchase of the 9.5% Notes and the 11.25% Notes, the Holding Company on March 8, 2000:

          (i) purchased two surplus notes from MONY Life (hereafter referred as the "Inter-Company Surplus Notes") to replace 9.5% Notes and the 11.25% Notes. The term of the Inter-Company Surplus Notes are identical to the 9.2% Notes and 11.25% Notes, except that the Inter-Company Surplus Notes were provided to yield a current market rate of interest and the Inter-Company Surplus Note issued to replace the $116.5 million face amount of the 11.25% Notes was issued a face amount of $100.0 million, and

          (ii)  contributed capital to MONY Life in the amount of $65.0 million.

     As a result of the repurchase of the 9.5% Notes and substantially all of the 11.25% Notes, MONY Life recorded a pre-tax tax loss of $56.5 million ($36.7 million after tax) during the first quarter of 2000 and $1.6 million ($1.0 million after tax) during the third quarter of 2000. The loss resulted from the premium paid by MONY Life to the holders of the 9.5% Notes and the 11.25% Notes reflecting the excess of their fair value over their carrying value on MONY Life's books at the date of the transaction of approximately $7.0 million and $51.1 million, respectively. This loss is reported, net of tax, as an extraordinary item on MONY Life's income statement for the nine-month period ended September 30, 2000.

8. ACQUISITION OF THE ADVEST GROUP, INC.:

     On August 23, 2000, The MONY Group Inc, and The Advest Group, Inc. ("Advest"), entered into a definitive Agreement and Plan of Merger, dated as of August 23, 2000 (the "merger agreement"), providing, for the acquisition of Advest by MONY Group Inc.. Advest is a diversified financial services company providing securities brokerage, trading, investment banking, trust and asset management services. The merger agreement provides that the value of the consideration to be received by Advest shareholders will be fixed five days prior to the transaction closing date using the 10-day average closing price of MONY Group's shares at that time. Advest stockholders may elect to receive the consideration in shares of MONY Group common stock, an equivalent value in cash based upon the average closing price of MONY Group's shares, or a combination of cash and shares of MONY Group common stock. These elections will then be adjusted, as necessary, on a pro rata basis, to produce an aggregate consideration consisting of 49.9% cash and 50.1% MONY Group common stock.

     The business combination will be accounted for under the purchase method of accounting. Accordingly, a portion of the purchase price will be allocated to net tangible and intangible assets acquired based on their estimated fair values. The consummation of the merger, which is pending certain regulatory approvals, is expected to occur on or about December 31, 2000. Details of the proposed merger, including a copy of the merger agreement has been filed with the Securities and Exchange Commission on Form S-4 and mailed to all shareholders.

                THE MONY LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      NOTES TO UNAUDITED INTERIM CONDENSED
                CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

9. NEW ACCOUNTING PRONOUNCEMENTS:

     In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. SFAS 133, as amended by SFAS 137, is effective for all fiscal quarters of the fiscal years beginning after June 15, 2000. SFAS 137 delayed the effective date of SFAS 133 by one year. Adoption of SFAS 133 is not expected to have a material effect on the Company's financial condition or results of operations.